Taxation	12 Months Ended
Dec. 31, 2024
Taxation
Taxation

9.    Taxation

(a)Value-added tax (“VAT”)

The Group’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries incorporated in China are subject to statutory VAT rate of 6% for services rendered and 9% or 13% for goods sold.

(b)Income taxes

Composition of income tax

The current income tax expenses/(benefits) for the years ended December 31, 2022, 2023 and 2024 are as follows (in thousands):

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Current income tax expenses/(benefits)	16,583	15,638	(6,366)
Deferred income tax benefits	(2,400)	(3,806)	(3,025)
Total	14,183	11,832	(9,391)

9.    Taxation (Continued)

(b)Income taxes (Continued)

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, from the year of assessment 2018/2019 onwards, the subsidiaries in Hong Kong are subject to profits tax at the rate of 8.25% on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China

Under PRC Enterprise Income Tax (“EIT”) Law, foreign-invested enterprises (“FIEs”) and domestic companies are subject to a unified EIT rate of 25%. Preferential tax treatments will continue to be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to otherwise classified as “Software Enterprises”, “Key Software Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”).

The aforementioned preferential tax rates are subject to annual review by the relevant tax authorities in China. Two subsidiaries, two subsidiaries and three subsidiaries of the Company were accredited as HNTEs and were entitled to a preferential income tax rate at 15% for the years ended December 31, 2022, 2023 and 2024, respectively. All other major PRC incorporated entities of the Group were subject to a 25% income tax rate for all the years presented.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. The tax years ended December 31, 2020 through 2024 for the Company’s PRC subsidiaries and VIEs remain subject to examination by the PRC tax authorities. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation.

The Company may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

There were no ongoing examinations by tax authorities as of December 31, 2024.

The following table presents a reconciliation of the income tax expenses computed by the statutory income tax rate to the Group’s income tax expenses/(benefits) of the year presented are as follows (in thousands):

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income tax computed at statutory EIT rate (25%)	(391,056)	(206,902)	(48,003)
Permanent differences (1)	47,981	(96,793)	(92,205)
Effect of different tax jurisdictions	20,714	(20,216)	(23,568)
Effect of preferential tax rate	151,971	98,329	27,031
Change in deferred tax assets valuation allowance	184,573	237,414	127,354
Income tax expenses/(benefits)	14,183	11,832	(9,391)

(1)	The permanent differences mainly consist of additional deduction for research and development expenditures and non-deductible expenses.

9.    Taxation (Continued)

(b)Income taxes (Continued)

China (Continued)

The following table sets forth the effect of preferential tax rate on the PRC operations (in thousands except per share data):

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Tax holiday effect	151,971	98,329	27,031
Basic and diluted net loss per share effect	0.50	0.33	0.10

(c)Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of the years presented (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	679,789	841,217
Advertising and promotion expenses in excess of deduction limit	310,560	272,138
Provision of allowance for expected credit losses	31,140	37,896
Payroll and expense accrued	9,145	6,737
Less: valuation allowance	(1,030,634)	(1,157,988)
Total deferred tax assets, net	—	—

Deferred tax liabilities:
Acquired intangible assets	22,574	6,830
Total deferred tax liabilities	22,574	6,830

9.     Taxation (Continued)

(c)Deferred tax assets and liabilities (Continued)

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	2023	2024
	RMB	RMB
Deferred tax assets:
Balance as of January 1,	(793,220)	(1,030,634)
Change of valuation allowance	(237,414)	(127,354)
Balance as of December 31,	(1,030,634)	(1,157,988)

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain entity’s expiration year for tax losses has been extended from five years to ten years due to new tax legislation released in 2018. As of December 31, 2024, certain entities in mainland China of the Group had net operating tax loss carry forwards, if not utilized, which would expire as follows (in thousands):

RMB
Loss expiring in 2025	145,702
Loss expiring in 2026	297,320
Loss expiring in 2027	200,240
Loss expiring after 2027	4,681,447
Total	5,324,709

(d)Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous EIT Law. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China.

According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

To the extent that subsidiaries and VIEs and the subsidiaries of VIEs of the Group have undistributed earnings, the Company will accrue appropriate expected tax associated with repatriation of such undistributed earnings. As of December 31, 2022, 2023 and 2024, the Company did not record any withholding tax on the retained earnings of its subsidiaries and VIEs in the PRC, as there were no distributable earnings that could be paid outside of the PRC.